ENTITY-WIDE DISCLOSURES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 6,315	$ 5,947
Israel [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,649	1,459
United States [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	896	1,053
Croatia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	415	311
Hungary [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	498	388
Other Countries [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,846	1,654
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	367	317
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 644	$ 765